EMPLOYEE BENEFITS (Details 8)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Plan Covering Thirty Five Percent Of The Average Salary [Member]
IfrsStatementLineItems [Line Items]
Average life expectancy of employees (in years)	18.38	18.38
Average life expectancy in years of employees who are 65 (in years)	18.38	18.38
Average life expectancy of employees (in years)	40.15	40.15
Average life expectancy in years of employees who are 40 (in years)	40.15	40.15
Average Salary Supplementation Plan [Member]
IfrsStatementLineItems [Line Items]
Average life expectancy of employees (in years)	18.75	18.75
Average life expectancy in years of employees who are 65 (in years)	21.41	21.41
Average life expectancy of employees (in years)	40.60	40.60
Average life expectancy in years of employees who are 40 (in years)	44.41	44.41
Mixed Supplementary Benefit Plan [Member]
IfrsStatementLineItems [Line Items]
Average life expectancy of employees (in years)	21.47	21.47
Average life expectancy in years of employees who are 65 (in years)	23.34	23.34
Average life expectancy of employees (in years)	44.07	44.07
Average life expectancy in years of employees who are 40 (in years)	46.68	46.68
Plan ACT Maua Prev [Member]
IfrsStatementLineItems [Line Items]
Average life expectancy of employees (in years)	21.47	21.47
Average life expectancy in years of employees who are 65 (in years)	23.34	23.34
Average life expectancy of employees (in years)	44.07	44.07
Average life expectancy in years of employees who are 40 (in years)	46.68	46.68
Maua Prev [Member]
IfrsStatementLineItems [Line Items]
Average life expectancy of employees (in years)	21.47	20.24
Average life expectancy in years of employees who are 65 (in years)	23.34	20.24
Average life expectancy of employees (in years)	44.07	42.74
Average life expectancy in years of employees who are 40 (in years)	46.68	42.74